Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Schedule of Other Assets
The following tables present details of prepaid and other current assets, other assets, accrued and other liabilities and other long-term liabilities as presented on the consolidated balance sheets:

(in Millions)	December 31,
	2020	2019
Prepaid and other current assets
Argentina government receivable (1)	$10.8	$7.8
Tax related items	15.7	14.1
Other receivables	8.6	9.9
Prepaid expenses	8.2	9.2
Bank Acceptance Drafts (2)	0.2	7.4
Other current assets (3)	12.8	3.4
Total	$56.3	$51.8

(in Millions)	December 31,
	2020	2019
Other assets
Argentina government receivable (1)	$55.8	$55.0
Advance to contract manufacturers (4)	16.3	15.9
Capitalized software, net	1.8	1.1
Prepayment associated with long-term supply agreement (5)	—	10.0
Tax related items (6)	2.7	3.6
Other long-term assets	11.8	5.9
Total	$88.4	$91.5
____________________
1.We have various subsidiaries that conduct business within Argentina. At December 31, 2020 and 2019, $39.5 million and $38.0 million of outstanding receivables due from the Argentina government, which primarily represent export tax and export rebate receivables, were denominated in U.S. dollars. As with all outstanding receivable balances we continually review recoverability by analyzing historical experience, current collection trends and regional business and political factors among other factors.
2.Bank Acceptance Drafts are a common Chinese finance note used to settle trade transactions. Livent accepts these notes from Chinese customers based on criteria intended to ensure collectability and limit working capital usage.
3.December 31, 2020 includes a $5.4 million receivable for insurance reimbursement related to the IPO litigation settlement which was netted with the IPO litigation settlement accrual in "Restructuring and other" in the consolidated and combined statement of operations (See Note 7 and Note 15 for details).
4.We record deferred charges related to certain contract manufacturing agreements which we amortize over the term of the underlying contract.
5.See Note 15 for further discussion about Nemaska arrangement and long-term supply agreement settlement.
6.Represents an offsetting non-current deferred asset of $2.7 million relating to specific uncertain tax positions and other tax related items. See footnote (1) of the reconciliation table of the beginning and ending amount of unrecognized tax benefits within Note 9 for more information.
Schedule of Other Liabilities

(in Millions)	December 31,
	2020	2019
Accrued and other current liabilities
Restructuring reserves	$3.2	$3.3
Severance	2.5	—
Retirement liability - 401K	2.6	2.7
Accrued payroll	12.5	6.7
Environmental reserves, current	0.6	0.5
Other accrued and other current liabilities(1)	15.3	23.2
Total	$36.7	$36.4

(in Millions)	December 31,
	2020	2019
Other long-term liabilities
Asset retirement obligations	$0.3	$0.2
Contingencies related to uncertain tax positions (2)	3.4	4.1
Deferred compensation plan obligation	4.5	2.5
Self insurance reserves	1.5	1.9
Accrued investment in unconsolidated affiliate	6.2	—
Other long-term liabilities	1.3	1.3
Total	$17.2	$10.0
____________________
1.December 31, 2020 includes a $7.4 million settlement accrual related to IPO litigation. See Note 15 for details about IPO litigation settlement. 2020 and 2019 amounts include accrued capital expenditures related to our expansion projects.
2.At December 31, 2020, we have recorded a liability for uncertain tax positions of $3.0 million and a $0.4 million indemnification liability to FMC for assets where the offsetting uncertain tax position is with FMC.